Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash exceed fdic limit			$ 2,122,184	$ 1,190,922
Inventory reserves
Advertising cost expenses	$ 419,047	$ 70,635	742,852	343,123	$ 63,859
Property, Plant and Equipment [Member]
Property and equipment capitalizing purchases			5,000	5,000
Maximum [Member]
Cash insured federal deposits			$ 250,000	$ 250,000